INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAX EXPENSE

NOTE 14 - INCOME TAX EXPENSE

The provision for income taxes consisted of the following:

	For the years ended December 31,
	2022	2023	2024
	S$’000	S$’000	S$’000
Current year income tax expense	136	117	4
Over-provision in prior year	-	-	(5)
Income tax expense	136	117	(1)

The effective tax rate in the years presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rate. Our Company’s subsidiaries mainly operate in Singapore that are subject to taxes in the jurisdictions in which they operate, as follows:

Cayman Islands

Fitness Champs Holdings Limited is an exempted Cayman Islands company and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States.

BVI

Northen Star Limited is an exempted British Virgin Islands company and is presently not subject to income taxes or income tax filing requirements in the British Virgin Islands or the United States.

Singapore

Fitness Champs Aquatics Pte Ltd and Fitness Champs Pte Ltd are operating in Singapore and are subject to the Singapore tax law at the corporate tax rate at 17% on the assessable income arising in Singapore during its tax year.

As of December 31, 2024, the operation in Singapore incurred S$19,000 (2023: S$138,000) of cumulative net operating losses which can be carried forward to offset future taxable income. The net operating loss carryforwards has no expiration. The Company has provided for a full valuation allowance against the deferred tax assets of S$19,000 (2023: S$138,000) on the expected future tax benefits from the net operating loss carryforwards as the management believes it is more likely than not that these assets will not be realized in the future.

The reconciliation of income tax rate to the effective income tax rate based on income before income taxes for the years ended December 31, 2022, 2023 and 2024 are as follows:

	For the years ended December 31,
	2022	2023	2024
	S$’000	S$’000	S$’000
Income before income taxes	799	1,235	171
Statutory income tax rate	17%	17%	17%
Income tax expense at statutory rate	136	210	29
Tax effect on non-deductible expenses	15	7	10
Tax effect on non-taxable income	(8)	(9)	-
Corporate tax exemption	(17)	(17)	(22)
Deferred tax assets not recognized	10	-	-
Effect of lower tax rates in foreign jurisdictions	-	-	23
Over adjustment to tax in respect of prior year	-	-	(5)
Corporate tax rebate	-	(40)	(16)
Utilization of prior year tax losses	-	(34)	(20)
Income tax expense	136	117	(1)

Uncertain tax positions

The Company evaluates the uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2023 and 2024, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the financial years ended December 31, 2022, 2023 and 2024 and also did not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from December 31, 2024.